Employee benefit obligation - Actuarial Assumptions used for the Valuation of the Retirement Indemnity (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee benefit obligation
Discount rate (IBOXX Corporates AA)	3.77%	0.98%
Salary increases	3.00%	2.00%
Social security contributions	44.00%	43.00%
Minimum
Employee benefit obligation
Retirement age	65 years
Maximum
Employee benefit obligation
Retirement age	67 years